INTANGIBLE ASSETS - Impairment loss recognized (Details)	3 Months Ended
Dec. 31, 2025 CAD ($)
INTANGIBLE ASSETS
Impairment losses	$ 27,561,055
Recoverable amount	$ 38,809,125
Useful life of intangible assets	5 years
Expected cashflows
INTANGIBLE ASSETS
Percentage of decrease in risk assumption	10.00%
Change in recoverable amount due to decrease in risk assumption	$ (3,880,913)
Expected Solana
INTANGIBLE ASSETS
Percentage of decrease in risk assumption	10.00%
Change in recoverable amount due to decrease in risk assumption	$ (4,136,401)
Price of Solana
INTANGIBLE ASSETS
Percentage of decrease in risk assumption	10.00%
Change in recoverable amount due to decrease in risk assumption	$ (2,704,085)
Weighting the model with the lowest value
INTANGIBLE ASSETS
Percentage of increase in risk assumption	10.00%
Change in recoverable amount due to increase in risk assumption	$ (1,563,487)